Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets [Abstract]
Intangible assets
7.	Intangible assets

In 2018, the Company acquired access to certain uranium exploration data from VANE Minerals (US) LLC (“VANE”). In exchange the Company issued 3,000,000 common shares at a fair value of $264,096 and granted VANE certain back-in rights for any projects developed from the use of the data. The primary term of the agreement is five years, and it may be renewed by the Company by written notice for three successive renewal periods of three years each. Thus, the intangible asset has been determined to have a life of 14 years.

In 2020, for $67,251 the Company permanently acquired certain electronic data pertaining to properties and geology in South Texas from Signal Equities, LLC. The intangible asset was determined to have an indefinite life and therefore is not being amortized but reviewed for impairment annually and more frequently if required.

In 2020, the Company permanently acquired the Grants Mineral Belt database through its asset acquisition with Westwater Resources, Inc. The intangible asset was determined to have an indefinite life and therefore is not being amortized but reviewed for impairment annually and more frequently if required.

In 2021, the Company permanently acquired additional borehole logs for the Grants Mineral Belt property for $17,500. The intangible asset was determined to have an indefinite life and therefore is not being amortized but reviewed for impairment annually or more frequently if required.

In 2022, the Company acquired access to the Getty Minerals Database from Platoro West Incorporated for $55,500 (Note 15). The intangible asset was determined to have an indefinite life and therefore is not being amortized but reviewed for impairment annually and more frequently if required.

	VANE Agreement $	Getty Database $	Signal Equities Database $	Grants Mineral Belt Database $	Total $
Balance, December 31, 2020	226,368	-	67,251	190,012	483,631
Additions	-	-	-	17,500	17,500
Amortization	(20,515)	-	-	-	(20,515)
Currency Translation Adjustment	1,651	-	-	9,729	11,380
Balance, December 31, 2021	207,504	-	67,251	217,241	491,996
Additions	-	55,500	-	-	55,500
Amortization	(19,764)	-	-	-	(19,764)
Currency Translation Adjustment	900	(350)	-	-	550
Balance, December 31, 2022	188,640	55,150	67,251	217,241	528,282